Business Acquisitions and Disposal (Details) - Schedule of Considered a Business Acquisition (Parentheticals) $ in Thousands	Dec. 31, 2023 USD ($)
Schedule of considered a business acquisition [Abstract]
Share-based consideration of the Group’s ordinary shares	$ 18,275